UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-00042

Deutsche DWS Portfolio Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	1/31

Date of reporting period:	7/31/2023

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

July 31, 2023
Semiannual Report
to Shareholders
DWS Total Return Bond Fund

Contents
4	Letter to Shareholders
5	Performance Summary
9	Portfolio Management Team
11	Portfolio Summary
12	Investment Portfolio
28	Statement of Assets and Liabilities
30	Statement of Operations
31	Statements of Changes in Net Assets
32	Financial Highlights
38	Notes to Financial Statements
53	Other Information
54	Information About Your Fund’s Expenses
56	Liquidity Risk Management
57	Advisory Agreement Board Considerations and Fee Evaluation
61	Account Management Resources
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Total Return Bond Fund

The securities markets are volatile and the market prices of the Fund’s securities may decline. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds” ) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.

DWS Total Return Bond Fund	|	3

Letter to Shareholders
Dear Shareholder:
This past year can be described as one where there were major structural disruptions and challenges impacting financial markets: record high inflation; end of ultra-loose monetary policy; impact of slower growth in China; ongoing political attacks on global trade; demographic change profoundly affecting more and more countries; and finally, the Ukraine conflict, the future course of which continues to be highly unpredictable.
It is therefore apparent that there will be no lack of challenges for investors in 2023. With looming recession concerns in the U.S. and Europe, we believe the prospects for equity returns will be challenging for the remainder of 2023. Further, aggressive tightening by the Federal Reserve and international monetary authorities has increased pressure on banks and their ability to lend, and also negatively impacted the performance of fixed income securities. Inflation continues to remain above monetary authority targets, however there is evidence that rate hikes by the Federal Reserve are beginning to take effect and cool the pace of rising prices.
Consequently, we believe that it is important for investors to diversify their investments given the level of volatility in markets. Balanced portfolios can help mitigate the negative impact of unexpected economic, geopolitical, and market events. While investment objectives are unique to each investor, we do believe there may be benefits to owning corporate and government bonds given their potential for yield as well as holding equities for their ability to counter the negative effects of persistent inflation.
In our view, these factors of market volatility, unpredictable economic events, and complex geo-political forces strongly underscore the value add of active portfolio management. The partnership between our portfolio managers and our CIO Office — which synthesizes the views of more than 900 DWS economists, analysts and investment professionals around the world — makes an important difference in making strategic and tactical decisions for the DWS Funds. Thank you for your trust. For ongoing updates to our market and economic outlook, please visit the “Insights”  section of dws.com.
Best regards,

Hepsen Uzcan
President, DWS Funds
Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

4	|	DWS Total Return Bond Fund

Performance SummaryJuly 31, 2023 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 7/31/23
Unadjusted for Sales Charge	–1.59%	–3.41%	0.60%	1.47%
Adjusted for the Maximum Sales Charge (max 2.75% load)	–4.29%	–6.07%	0.04%	1.19%
Bloomberg U.S. Aggregate Bond Index†	–1.02%	–3.37%	0.75%	1.50%
Average Annual Total Returns as of 6/30/23 (most recent calendar quarter end)
Unadjusted for Sales Charge		–1.12%	0.64%	1.45%
Adjusted for the Maximum Sales Charge (max 2.75% load)		–3.84%	0.08%	1.17%
Bloomberg U.S. Aggregate Bond Index†		–0.94%	0.77%	1.52%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 7/31/23
Unadjusted for Sales Charge	–1.95%	–4.13%	–0.15%	0.71%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–2.92%	–4.13%	–0.15%	0.71%
Bloomberg U.S. Aggregate Bond Index†	–1.02%	–3.37%	0.75%	1.50%
Average Annual Total Returns as of 6/30/23 (most recent calendar quarter end)
Unadjusted for Sales Charge		–1.85%	–0.11%	0.70%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		–1.85%	–0.11%	0.70%
Bloomberg U.S. Aggregate Bond Index†		–0.94%	0.77%	1.52%

Class R	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 7/31/23
No Sales Charges	–1.71%	–3.66%	0.35%	1.11%
Bloomberg U.S. Aggregate Bond Index†	–1.02%	–3.37%	0.75%	1.50%
Average Annual Total Returns as of 6/30/23 (most recent calendar quarter end)
No Sales Charges		–1.37%	0.39%	1.09%
Bloomberg U.S. Aggregate Bond Index†		–0.94%	0.77%	1.52%

DWS Total Return Bond Fund	|	5

Class R6	6-Month‡	1-Year	Life of Class*
Average Annual Total Returns as of 7/31/23
No Sales Charges	–1.48%	–3.30%	–1.22%
Bloomberg U.S. Aggregate Bond Index†	–1.02%	–3.37%	–1.01%
Average Annual Total Returns as of 6/30/23 (most recent calendar quarter end)
No Sales Charges		–0.89%	–1.28%
Bloomberg U.S. Aggregate Bond Index†		–0.94%	–1.01%

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 7/31/23
No Sales Charges	–1.46%	–3.17%	0.86%	1.73%
Bloomberg U.S. Aggregate Bond Index†	–1.02%	–3.37%	0.75%	1.50%
Average Annual Total Returns as of 6/30/23 (most recent calendar quarter end)
No Sales Charges		–0.87%	0.89%	1.71%
Bloomberg U.S. Aggregate Bond Index†		–0.94%	0.77%	1.52%

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 7/31/23
No Sales Charges	–1.37%	–3.19%	0.87%	1.73%
Bloomberg U.S. Aggregate Bond Index†	–1.02%	–3.37%	0.75%	1.50%
Average Annual Total Returns as of 6/30/23 (most recent calendar quarter end)
No Sales Charges		–0.88%	0.91%	1.71%
Bloomberg U.S. Aggregate Bond Index†		–0.94%	0.77%	1.52%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated June 1, 2023 are 1.00%, 1.77%, 1.41%, 0.82%, 0.76% and 0.70% for Class A, Class C, Class R, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

6	|	DWS Total Return Bond Fund

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Returns shown for Class R shares for the periods prior to its inception on October 27, 2017 are derived from the historical performance of Institutional Class shares of DWS Total Return Bond Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of Class R. Any difference in expenses will affect performance.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment
(Adjusted for Maximum Sales Charge)

Yearly periods ended July 31

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.
The growth of $10,000 is cumulative.
Performance of other share classes will vary based on the sales charges and the fee structure of those classes.
*	Class R6 shares commenced operations on August 1, 2019.
†
The Bloomberg U.S. Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with average maturities of one year or more.

‡	Total returns shown for periods less than one year are not annualized.

DWS Total Return Bond Fund	|	7

	Class A	Class C	Class R	Class R6	Class S	Institutional Class
Net Asset Value
7/31/23	$9.29	$9.30	$9.29	$9.25	$9.29	$9.26
1/31/23	$9.61	$9.62	$9.61	$9.56	$9.61	$9.58
Distribution Information as of 7/31/23
Income Dividends, Six Months	$.17	$.13	$.16	$.18	$.18	$.18
July Income Dividend	$.0292	$.0232	$.0272	$.0310	$.0311	$.0310
SEC 30-day Yield‡	4.17%	3.54%	4.04%	4.54%	4.54%	4.54%
Current Annualized Distribution Rate‡	3.77%	2.99%	3.51%	4.02%	4.02%	4.02%

‡
The SEC yield is net investment income per share earned over the month ended July 31,
2023, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yields would have been 3.95%, 3.30%, 3.73%, 4.33%, 4.31% and 4.33% for Class A, Class C,
Class R, Class R6, Class S and Institutional Class shares, respectively, had certain expenses not been reduced. The current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on July 31, 2023.
Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rates would have been 3.55%,
2.75%, 3.20%, 3.81%, 3.79% and 3.81% for Class A, Class C, Class R, Class R6, Class S
and Institutional Class shares, respectively, had certain expenses not been reduced.
Yields and distribution rates are historical, not guaranteed and will fluctuate.

8	|	DWS Total Return Bond Fund

Portfolio Management Team
Prior to April 25, 2023, the portfolio management team was as follows:
Gregory M. Staples, CFA, Regional Head of Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2016.
—Joined DWS in 2005 with 23 years of industry experience. Prior to joining, he served as a Senior Managing Director at MONY.
—Head of Fixed Income for North America: New York.
—BA in Economics, Columbia College; MBA, New York University, Stern School of Business.
Thomas M. Farina, CFA, Head of Investment Strategy Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2016.
—Joined DWS in 2006 with 12 years of industry experience. Head of Investment Grade Corporate Credit since 2013. Prior to joining, he held roles at Merrill Lynch Investment Management, Greenwich NatWest and at DnB Asset Management. He began his career as a Ratings Analyst at Standard & Poor’s.
—Senior Portfolio Manager and Co-Head of US Credit: New York.
—BA and MA in Economics, State University of New York at Albany.
Kelly L. Beam, CFA, Senior Portfolio Manager Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2017.
—Joined DWS in 1999. Prior to her current role, she served as a senior corporate bond trader. She also served in Investment Support for Stable Value, Specialty Fixed Income and Global Insurance.
—Fixed Income Portfolio Manager: New York.
—BS in Finance, Lehigh University; MBA, Fordham University.
Christopher J. Munshower, CFA, Senior Portfolio Manager Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2020.
—Joined DWS in 2004. Previously worked as a Senior High Grade Fixed Income Analyst at Bear Stearns and a Senior Research Analyst in the Insurance Ratings Group and in the Municipal Bond Group at Standard & Poor’s.
—Corporate Sector Portfolio Manager: New York.
—BS in Accounting and Economics, Lehigh University.
Effective April 25, 2023, the portfolio manager is as follows:
Kelly L. Beam, CFA, Senior Portfolio Manager Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2017.
—Joined DWS in 1999. Prior to her current role, she served as a senior corporate bond trader. She also served in Investment Support for Stable Value, Specialty Fixed Income and Global Insurance.
—Fixed Income Portfolio Manager: New York.
—BS in Finance, Lehigh University; MBA, Fordham University.

DWS Total Return Bond Fund	|	9

Christopher J. Munshower, CFA, Senior Portfolio Manager Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2020.
—Joined DWS in 2004. Previously worked as a Senior High Grade Fixed Income Analyst at Bear Stearns and a Senior Research Analyst in the Insurance Ratings Group and in the Municipal Bond Group at Standard & Poor’s.
—Corporate Sector Portfolio Manager: New York.
—BS in Accounting and Economics, Lehigh University.

10	|	DWS Total Return Bond Fund

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Net Assets)	7/31/23	1/31/23
Corporate Bonds	44%	50%
Mortgage-Backed Securities Pass-Throughs	19%	18%
Government & Agency Obligations	15%	20%
Collateralized Mortgage Obligations	10%	9%
Asset-Backed	9%	8%
Short-Term U.S. Treasury Obligations	8%	1%
Commercial Mortgage-Backed Securities	4%	3%
Warrants	0%	0%
Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, Net	-9%	-9%
	100%	100%

Quality (As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents)	7/31/23	1/31/23
AAA	46%	46%
AA	7%	8%
A	16%	14%
BBB	27%	26%
BB	4%	6%
Not Rated	0%	0%
	100%	100%
The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s” ), Fitch Ratings, Inc. (“Fitch” ) or S&P Global Ratings (“S&P” ) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Interest Rate Sensitivity	7/31/23	1/31/23
Effective Maturity	8.7 years	9.0 years
Effective Duration	6.3 years	6.4 years
Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 12. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 61 for contact information.

DWS Total Return Bond Fund	|	11

Investment Portfolioas of July 31, 2023 (Unaudited)

	Principal Amount ($)(a)	Value ($)
Corporate Bonds 43.7%
Communication Services 4.0%
Amazon.com, Inc., 2.5%, 6/3/2050	368,000	239,687
AT&T, Inc.:
2.25%, 2/1/2032	163,000	128,019
3.65%, 6/1/2051	216,000	152,644
CCO Holdings LLC, 144A, 5.125%, 5/1/2027	3,000,000	2,814,594
Charter Communications Operating LLC:
3.5%, 3/1/2042	188,000	125,037
3.7%, 4/1/2051	73,000	46,329
Comcast Corp., 5.5%, 5/15/2064	250,000	250,940
Discovery Communications LLC, 4.0%, 9/15/2055	134,000	88,824
Expedia Group, Inc., 3.25%, 2/15/2030	750,000	659,747
Meituan, 144A, 2.125%, 10/28/2025	321,000	295,099
Meta Platforms, Inc.:
4.45%, 8/15/2052	181,000	157,906
4.95%, 5/15/2033	1,290,000	1,299,027
Netflix, Inc., 5.875%, 11/15/2028	1,350,000	1,390,819
Paramount Global, 4.2%, 5/19/2032	1,400,000	1,164,839
Rogers Communications, Inc., 3.8%, 3/15/2032	299,000	259,853
Sprint Capital Corp., 8.75%, 3/15/2032	1,100,000	1,325,369
T-Mobile U.S.A., Inc.:
3.0%, 2/15/2041	160,000	115,863
3.3%, 2/15/2051	85,000	59,203
4.8%, 7/15/2028	510,000	500,057
Verizon Communications, Inc.:
2.65%, 11/20/2040	117,000	79,947
2.85%, 9/3/2041	150,000	105,439
3.7%, 3/22/2061	132,000	93,535
		11,352,777
Consumer Discretionary 2.6%
Dollar General Corp., 5.45%, 7/5/2033	1,020,000	1,013,389
Ford Motor Co., 3.25%, 2/12/2032	725,000	573,210
Ford Motor Credit Co. LLC:
2.7%, 8/10/2026	960,000	860,557
3.375%, 11/13/2025	1,094,000	1,022,866
General Motors Co., 5.6%, 10/15/2032 (b)	1,200,000	1,175,215
General Motors Financial Co., Inc.:
2.35%, 1/8/2031	204,000	161,718
The accompanying notes are an integral part of the financial statements.

12	|	DWS Total Return Bond Fund

	Principal Amount ($)(a)	Value ($)
3.1%, 1/12/2032	204,000	166,724
4.35%, 4/9/2025	192,000	188,569
5.4%, 4/6/2026	490,000	487,150
6.05%, 10/10/2025	312,000	314,550
Lowe’s Companies, Inc.:
2.8%, 9/15/2041	198,000	139,438
3.0%, 10/15/2050	182,000	119,110
Mercedes-Benz Finance North America LLC, 144A, 5.05%, 8/3/2033 (c)	710,000	706,862
Warnermedia Holdings, Inc.:
5.05%, 3/15/2042	246,000	204,515
5.141%, 3/15/2052	240,000	195,080
		7,328,953
Consumer Staples 3.0%
Altria Group, Inc., 2.45%, 2/4/2032	103,000	81,072
Anheuser-Busch Companies LLC, 4.9%, 2/1/2046	353,000	334,555
Anheuser-Busch InBev Worldwide, Inc., 4.35%, 6/1/2040	223,000	203,003
BAT Capital Corp., 7.081%, 8/2/2053 (c)	685,000	685,000
General Mills, Inc., 4.95%, 3/29/2033	410,000	405,207
Hershey Co., 4.5%, 5/4/2033	610,000	604,211
Kenvue, Inc.:
144A, 4.9%, 3/22/2033	720,000	724,799
144A, 5.05%, 3/22/2053	108,000	108,575
Kraft Heinz Foods Co., 4.375%, 6/1/2046	420,000	355,979
Mars, Inc.:
144A, 4.55%, 4/20/2028	520,000	511,246
144A, 4.75%, 4/20/2033	830,000	819,716
Merck & Co., Inc., 5.0%, 5/17/2053	230,000	230,739
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2028	435,000	427,657
4.75%, 5/19/2033	780,000	774,843
Philip Morris International, Inc.:
5.125%, 2/15/2030	642,000	637,916
5.625%, 11/17/2029	252,000	257,801
5.75%, 11/17/2032	186,000	190,132
Viterra Finance BV, 144A, 5.25%, 4/21/2032	750,000	712,500
Walmart, Inc., 4.5%, 4/15/2053	420,000	404,935
		8,469,886
Energy 3.8%
BP Capital Markets PLC, 4.375%, Perpetual (d)	921,000	886,831
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	13

	Principal Amount ($)(a)	Value ($)
Cheniere Energy Partners LP:
4.0%, 3/1/2031	900,000	800,883
4.5%, 10/1/2029	600,000	557,813
144A, 5.95%, 6/30/2033	900,000	910,701
Enbridge, Inc., 5.7%, 3/8/2033	288,000	291,951
Energy Transfer LP, 5.0%, 5/15/2050	848,000	717,543
Enterprise Products Operating LLC, 3.3%, 2/15/2053	125,000	88,312
Exxon Mobil Corp., 2.44%, 8/16/2029	523,000	463,261
Occidental Petroleum Corp., 8.875%, 7/15/2030	3,000,000	3,475,560
ONEOK, Inc., 6.1%, 11/15/2032	174,000	177,700
Targa Resources Corp., 6.5%, 2/15/2053	360,000	371,168
Targa Resources Partners LP, 6.5%, 7/15/2027	1,350,000	1,356,192
Williams Companies, Inc., 4.65%, 8/15/2032	576,000	549,406
		10,647,321
Financials 13.7%
AerCap Ireland Capital DAC, 1.75%, 1/30/2026	232,000	209,596
Air Lease Corp., Series C, 4.125%, Perpetual (d)	2,000,000	1,450,080
Aircastle Ltd.:
4.4%, 9/25/2023	326,000	325,030
144A, 6.5%, 7/18/2028	680,000	681,013
American Express Co.:
5.043%, 5/1/2034	500,000	490,397
5.282%, 7/27/2029	855,000	854,160
Bank of America Corp.:
1.922%, 10/24/2031	286,000	226,573
2.972%, 7/21/2052	154,000	105,539
3.824%, 1/20/2028	210,000	198,412
5.202%, 4/25/2029	1,060,000	1,052,832
3-month USD-LIBOR + 0.77%, 6.096% (e), 2/5/2026	347,000	347,917
Bank of New York Mellon Corp.:
Series H, 3.7%, Perpetual (d)	381,000	345,071
Series I, 3.75%, Perpetual (d)	729,000	603,175
4.596%, 7/26/2030	294,000	285,271
Barclays PLC, 2.852%, 5/7/2026	405,000	382,106
Blackstone Holdings Finance Co. LLC, 144A, 2.0%, 1/30/2032	372,000	279,614
Blackstone Secured Lending Fund:
2.85%, 9/30/2028	198,000	163,975
3.625%, 1/15/2026	375,000	347,125
Capital One Financial Corp., 2.359%, 7/29/2032	462,000	335,205
Charles Schwab Corp.:
5.643%, 5/19/2029	920,000	928,049
The accompanying notes are an integral part of the financial statements.

14	|	DWS Total Return Bond Fund

	Principal Amount ($)(a)	Value ($)
5.853%, 5/19/2034	1,500,000	1,545,730
Citigroup, Inc.:
3.057%, 1/25/2033	283,000	236,289
3.2%, 10/21/2026	270,000	253,142
6.27%, 11/17/2033	800,000	849,373
Enstar Finance LLC, 5.5%, 1/15/2042	1,200,000	931,537
JPMorgan Chase & Co.:
2.739%, 10/15/2030	270,000	234,294
3.328%, 4/22/2052	137,000	100,609
3.782%, 2/1/2028	401,000	380,091
SOFR + 1.18%, 6.339% (e), 2/24/2028	522,000	524,004
KKR Group Finance Co., XII LLC, 144A, 4.85%, 5/17/2032	950,000	896,048
Macquarie Group Ltd.:
144A, 5.887%, 6/15/2034	1,050,000	1,030,863
144A, 6.207%, 11/22/2024	780,000	779,836
Marsh & McLennan Companies, Inc., 5.45%, 3/15/2053	240,000	243,400
Mitsubishi UFJ Financial Group, Inc., 5.441%, 2/22/2034	612,000	611,597
Mizuho Financial Group, Inc.:
1.234%, 5/22/2027	345,000	304,564
5.748%, 7/6/2034	1,200,000	1,206,035
Morgan Stanley:
2.484%, 9/16/2036	322,000	246,846
2.943%, 1/21/2033	260,000	216,386
5.25%, 4/21/2034	800,000	789,711
5.424%, 7/21/2034	420,000	419,670
Nasdaq, Inc., 5.95%, 8/15/2053	400,000	408,104
Nippon Life Insurance Co., 144A, 2.75%, 1/21/2051	250,000	205,202
Oversea-Chinese Banking Corp., Ltd., 144A, 1.832%, 9/10/2030	1,535,000	1,409,191
PNC Financial Services Group, Inc.:
Series T, 3.4%, Perpetual (d)	780,000	604,500
5.068%, 1/24/2034 (b)	306,000	295,224
Series W, 6.25%, Perpetual (d)	1,809,000	1,654,190
Royal Bank of Canada:
4.95%, 4/25/2025 (b)	940,000	929,835
5.0%, 2/1/2033	675,000	662,809
Santander Holdings U.S.A., Inc., 3.244%, 10/5/2026	270,000	247,500
Santander Holdings USA, Inc., 6.565%, 6/12/2029	716,000	715,898
Societe Generale SA, 144A, 9.375%, Perpetual (d)	840,000	854,574
State Street Corp., 4.164%, 8/4/2033	576,000	532,166
Synchrony Bank, 5.4%, 8/22/2025	260,000	250,407
The Goldman Sachs Group, Inc.:
0.855%, 2/12/2026 (b)	273,000	253,087
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	15

	Principal Amount ($)(a)	Value ($)
1.431%, 3/9/2027	227,000	203,548
1.992%, 1/27/2032	348,000	274,104
3.102%, 2/24/2033	950,000	800,511
Series T, 3.8%, Perpetual (d)	700,000	578,325
Toronto-Dominion Bank, 5.156%, 1/10/2028	1,768,000	1,760,713
Truist Financial Corp., 5.122%, 1/26/2034	348,000	332,582
U.S. Bancorp:
4.839%, 2/1/2034	522,000	490,252
5.775%, 6/12/2029	1,500,000	1,505,458
UBS Group AG, 144A, 4.375%, Perpetual (d)	301,000	224,561
Wells Fargo & Co.:
2.393%, 6/2/2028	344,000	307,716
3.068%, 4/30/2041	132,000	97,050
7.625%, Perpetual (d)	1,400,000	1,439,396
		38,448,068
Health Care 1.8%
Amgen, Inc.:
2.8%, 8/15/2041	79,000	55,876
3.0%, 1/15/2052	171,000	113,254
5.25%, 3/2/2033	360,000	359,291
5.65%, 3/2/2053	318,000	318,959
Bristol-Myers Squibb Co., 3.7%, 3/15/2052	288,000	228,061
Centene Corp., 2.625%, 8/1/2031	660,000	527,743
CVS Health Corp.:
1.75%, 8/21/2030	270,000	215,708
2.7%, 8/21/2040	63,000	43,713
4.25%, 4/1/2050	48,000	39,553
5.05%, 3/25/2048	132,000	120,399
Elevance Health, Inc., 6.1%, 10/15/2052	108,000	117,560
Eli Lilly & Co., 4.875%, 2/27/2053	342,000	345,952
Gilead Sciences, Inc., 2.8%, 10/1/2050	102,000	68,052
HCA, Inc.:
4.125%, 6/15/2029	308,000	285,747
5.2%, 6/1/2028	530,000	525,629
5.25%, 6/15/2049	108,000	97,190
Johnson & Johnson, 2.25%, 9/1/2050	120,000	78,242
Teva Pharmaceutical Finance Netherlands III BV, 4.75%, 5/9/2027 (b)	1,625,000	1,514,772
UnitedHealth Group, Inc.:
2.9%, 5/15/2050	114,000	78,422
3.25%, 5/15/2051	132,000	97,121
		5,231,244
The accompanying notes are an integral part of the financial statements.

16	|	DWS Total Return Bond Fund

	Principal Amount ($)(a)	Value ($)
Industrials 3.4%
Boeing Co.:
2.196%, 2/4/2026	703,000	648,776
2.75%, 2/1/2026	861,000	806,489
5.805%, 5/1/2050	480,000	482,777
Burlington Northern Santa Fe LLC, 5.2%, 4/15/2054	410,000	411,962
Canadian National Railway Co., 4.4%, 8/5/2052	342,000	310,284
Global Payments, Inc., 5.95%, 8/15/2052	445,000	434,073
HEICO Corp.:
5.25%, 8/1/2028	430,000	428,846
5.35%, 8/1/2033	590,000	587,508
L3Harris Technologies, Inc., 5.6%, 7/31/2053	900,000	917,937
Lockheed Martin Corp., 3.9%, 6/15/2032	534,000	500,244
Mileage Plus Holdings LLC, 144A, 6.5%, 6/20/2027	321,600	321,582
Norfolk Southern Corp., 5.35%, 8/1/2054 (c)	420,000	417,547
Penske Truck Leasing Co. LP, 144A, 6.05%, 8/1/2028 (c)	920,000	922,703
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024	828,000	819,715
Republic Services, Inc., 5.0%, 4/1/2034	306,000	304,036
RTX Corp., 5.375%, 2/27/2053	350,000	351,591
Union Pacific Corp.:
2.95%, 3/10/2052	172,000	118,291
4.95%, 5/15/2053	360,000	357,553
United Rentals North America, Inc., 144A, 6.0%, 12/15/2029	492,000	491,423
		9,633,337
Information Technology 3.3%
Advanced Micro Devices, Inc., 4.393%, 6/1/2052	132,000	118,833
Apple, Inc.:
2.375%, 2/8/2041	672,000	488,888
2.7%, 8/5/2051	502,000	346,939
Broadcom, Inc.:
144A, 3.137%, 11/15/2035	378,000	289,992
144A, 4.15%, 4/15/2032	1,000,000	904,183
Concentrix Corp., 6.6%, 8/2/2028 (c)	770,000	761,302
Dell International LLC, 4.9%, 10/1/2026	599,000	592,614
HP, Inc., 5.5%, 1/15/2033	900,000	888,001
Marvell Technology, Inc., 2.95%, 4/15/2031	580,000	488,532
Micron Technology, Inc., 6.75%, 11/1/2029	900,000	945,726
Microsoft Corp.:
2.525%, 6/1/2050	120,000	81,742
2.921%, 3/17/2052	465,000	339,705
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	17

	Principal Amount ($)(a)	Value ($)
MSCI, Inc., 144A, 3.625%, 9/1/2030	300,000	262,750
NVIDIA Corp., 2.0%, 6/15/2031	680,000	567,399
NXP BV:
2.5%, 5/11/2031	270,000	220,582
2.65%, 2/15/2032	121,000	98,247
3.125%, 2/15/2042	126,000	88,346
Oracle Corp.:
3.6%, 4/1/2050	25,000	17,764
3.65%, 3/25/2041	236,000	181,984
6.9%, 11/9/2052	233,000	261,041
QUALCOMM, Inc., 6.0%, 5/20/2053	342,000	380,313
Salesforce, Inc., 2.9%, 7/15/2051	660,000	455,875
SK Hynix, Inc., 144A, 1.5%, 1/19/2026	479,000	428,672
		9,209,430
Materials 2.0%
Braskem Netherlands Finance BV, 144A, 7.25%, 2/13/2033	1,440,000	1,418,740
Celanese U.S. Holdings LLC, 6.165%, 7/15/2027	900,000	906,437
Dow Chemical Co., 6.9%, 5/15/2053	120,000	135,716
FMC Corp., 5.65%, 5/18/2033	900,000	868,369
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025	2,370,000	2,320,424
		5,649,686
Real Estate 0.2%
Boston Properties LP:
(REIT), 2.55%, 4/1/2032	186,000	141,589
(REIT), 6.75%, 12/1/2027	378,000	386,570
		528,159
Utilities 5.9%
Commonwealth Edison Co., 4.9%, 2/1/2033	883,000	877,006
Duke Energy Corp.:
2.55%, 6/15/2031	498,000	411,238
3.25%, 1/15/2082	594,000	439,007
4.2%, 6/15/2049	72,000	57,610
Duke Energy Indiana LLC, 2.75%, 4/1/2050	288,000	182,299
Entergy Arkansas LLC, 5.15%, 1/15/2033	168,000	168,977
Entergy Mississippi LLC, 5.0%, 9/1/2033	750,000	734,216
Jersey Central Power & Light Co., 144A, 2.75%, 3/1/2032	515,000	424,789
NextEra Energy Capital Holdings, Inc.:
3.5%, 4/1/2029 (b)	198,000	182,129
5.0%, 7/15/2032	300,000	294,342
The accompanying notes are an integral part of the financial statements.

18	|	DWS Total Return Bond Fund

	Principal Amount ($)(a)		Value ($)
NextEra Energy Operating Partners LP:
144A, 3.875%, 10/15/2026		750,000	697,325
144A, 4.25%, 7/15/2024		1,300,000	1,275,625
NRG Energy, Inc., 144A, 2.45%, 12/2/2027		1,038,000	881,014
Ohio Edison Co., 144A, 5.5%, 1/15/2033		870,000	869,866
Pacific Gas and Electric Co.:
2.5%, 2/1/2031		48,000	37,932
3.25%, 6/1/2031		174,000	142,566
5.45%, 6/15/2027		414,000	405,351
Perusahaan Listrik Negara PT, 144A, 2.875%, 10/25/2025	EUR	2,526,000	2,668,477
Southern Co.:
Series 21-A, 3.75%, 9/15/2051		458,000	395,076
5.2%, 6/15/2033		930,000	922,052
Southern Power Co., Series F, 4.95%, 12/15/2046		201,000	176,642
Vistra Operations Co. LLC, 144A, 5.125%, 5/13/2025		3,600,000	3,514,194
Xcel Energy, Inc., 4.6%, 6/1/2032		860,000	813,564
			16,571,297
Total Corporate Bonds (Cost $129,393,984)			123,070,158
Mortgage-Backed Securities Pass-Throughs 18.9%
Federal Home Loan Mortgage Corp.:
3.5%, with various maturities from 6/1/2028 until 7/1/2045		2,586,514	2,401,049
4.5%, 12/1/2040		289,792	284,903
5.5%, with various maturities from 6/1/2039 until 5/1/2041		409,971	421,725
Federal National Mortgage Association:
3.0%, with various maturities from 1/1/2052 until 5/1/2052		11,091,373	9,781,487
3.5%, with various maturities from 11/1/2042 until 12/1/2046		2,863,604	2,643,392
4.5%, with various maturities from 11/1/2043 until 8/1/2053 (c)		10,172,439	9,746,456
5.0%, 8/1/2053 (c)		4,500,000	4,396,905
5.5%, with various maturities from 2/1/2031 until 2/1/2042		801,804	818,331
Government National Mortgage Association:
2.5%, 8/21/2053 (c)		8,100,000	6,987,433
4.5%, with various maturities from 7/15/2040 until 8/21/2053 (c)		7,134,530	6,864,117
5.0%, 8/21/2053 (c)		9,100,000	8,918,209
Total Mortgage-Backed Securities Pass-Throughs (Cost $54,578,821)			53,264,007
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	19

	Principal Amount ($)(a)	Value ($)
Asset-Backed 9.2%
Automobile Receivables 1.1%
Foursight Capital Automobile Receivables Trust, “C” , Series 2023-2, 144A, 6.21%, 4/16/2029 (c)	750,000	752,201
Hertz Vehicle Financing III LLC:
“D” , Series 2022-3A, 144A, 6.31%, 3/25/2025	514,000	507,514
“C” , Series 2023-1A, 144A, 6.91%, 6/25/2027	1,640,000	1,617,002
JPMorgan Chase Bank NA, “E” , Series 2021-1, 144A, 2.365%, 9/25/2028	272,750	265,905
		3,142,622
Home Equity Loans 0.0%
CIT Home Equity Loan Trust, “AF6” , Series 2002-1, 6.2%, 2/25/2030	5,717	5,628
Miscellaneous 8.1%
AMSR Trust:
“B” , Series 2021-SFR2, 144A, 1.777%, 8/17/2038	5,806,667	5,084,615
“C” , Series 2021-SFR2, 144A, 1.877%, 8/17/2038	3,350,000	2,919,021
Apidos CLO XVIII, “C” , Series 2018-18A, 144A, 90-day average SOFR + 2.462%, 7.807% (e), 10/22/2030	1,250,000	1,231,549
CF Hippolyta Issuer LLC, “B1” , Series 2020-1, 144A, 2.28%, 7/15/2060	1,434,126	1,285,728
DB Master Finance LLC, “A23” , Series 2021-1A, 144A, 2.791%, 11/20/2051	3,693,750	2,926,148
Dryden 64 CLO Ltd., “C” , Series 2018-64A, 144A, 90-day average SOFR + 2.012%, 7.322% (e), 4/18/2031	2,200,000	2,135,155
Madison Park Funding XXXVIII Ltd., “C” , Series 2021-38A, 144A, 90-day average SOFR + 2.162%, 7.47% (e), 7/17/2034	1,000,000	967,000
Mosaic Solar Loan Trust:
“B” , Series 2023-1A, 144A, 6.92%, 6/20/2053	280,032	269,551
“C” , Series 2023-1A, 144A, 8.48%, 6/20/2053	520,000	495,254
“C” , Series 2022-3A, 144A, 8.56%, 6/20/2053	1,703,000	1,558,551
NRZ Excess Spread-Collateralized Notes, “A” , Series 2021-GNT1, 144A, 3.474%, 11/25/2026	1,007,306	906,300
Progress Residential Trust, “B” , Series 2020-SFR3, 144A, 1.495%, 10/17/2027	1,300,000	1,176,774
Wendy’s Funding LLC, “A2II” , Series 2021-1A, 144A, 2.775%, 6/15/2051	2,192,260	1,740,841
		22,696,487
Total Asset-Backed (Cost $28,633,237)		25,844,737
The accompanying notes are an integral part of the financial statements.

20	|	DWS Total Return Bond Fund

	Principal Amount ($)(a)	Value ($)
Commercial Mortgage-Backed Securities 4.0%
20 Times Square Trust:
“B” , Series 2018-20TS, 144A, 3.1%, 5/15/2035	2,000,000	1,665,000
“C” , Series 2018-20TS, 144A, 3.1%, 5/15/2035	1,500,000	1,226,250
BAMLL Commercial Mortgage Securities Trust, “C” , Series 2018-DSNY, 144A, 30-day average SOFR + 1.397%, 6.619% (e), 9/15/2034	667,000	661,176
BX Commercial Mortgage Trust, “A” , Series 2020-VIV4, 144A, 2.843%, 3/9/2044	1,000,000	831,785
BX Trust, “A” , Series 2019-OC11, 144A, 3.202%, 12/9/2041	1,000,000	860,061
JPMorgan Chase Commercial Mortgage Securities Trust:
“A” , Series 2021-1MEM, 144A, 2.516%, 10/9/2042	1,250,000	939,506
“A” , Series 2019-OSB, 144A, 3.397%, 6/5/2039	1,000,000	860,516
“A” , Series 2018-PHH, 144A, 30-day average SOFR + 1.257%, 6.479% (e), 6/15/2035	1,938,171	1,800,857
Morgan Stanley Capital I Trust, “A” , Series 2019-MEAD, 144A, 3.17%, 11/10/2036	1,000,000	909,717
Natixis Commercial Mortgage Securities Trust, “A” , Series 2018-OSS, 144A, 4.177%, 12/15/2037	750,000	650,381
SLG Office Trust, “A” , Series 2021-OVA, 144A, 2.585%, 7/15/2041	1,000,000	806,182
Total Commercial Mortgage-Backed Securities (Cost $12,042,176)		11,211,431
Collateralized Mortgage Obligations 9.6%
Alternative Loan Trust, “1A4” , Series 2006-43CB, 6.0%, 2/25/2037	102,257	56,905
Arroyo Mortgage Trust, “A1” , Series 2021-1R, 144A, 1.175%, 10/25/2048	2,351,433	1,889,649
Banc of America Mortgage Trust, “2A2” , Series 2004-A, 4.172% (e), 2/25/2034	43,040	42,021
Bear Stearns Adjustable Rate Mortgage Trust, “2A1” , Series 2005-11, 5.508% (e), 12/25/2035	60,530	60,377
CHL Mortgage Pass Through Trust, “2A5” , Series 2004-13, 5.75%, 8/25/2034	119,667	110,690
Connecticut Avenue Securities Trust:
“1M2” , Series 2019-R03, 144A, 30-day average SOFR + 2.264%, 7.333% (e), 9/25/2031	6,847	6,847
“1M2” , Series 2019-R02, 144A, 30-day average SOFR + 2.414%, 7.483% (e), 8/25/2031	2,708	2,708
CSFB Mortgage-Backed Pass-Through Certificates, “10A3” , Series 2005-10, 6.0%, 11/25/2035	192,218	54,239
Farm Mortgage Trust, “A” , Series 2021-1, 144A, 2.18%, 1/25/2051	1,518,418	1,195,103
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	21

	Principal Amount ($)(a)	Value ($)
Federal Home Loan Mortgage Corp.:
“P” , Series 4916, 3.0%, 9/25/2049	7,781,139	6,836,434
“6” , Series 233, Interest Only, 4.5%, 8/15/2035	77,606	11,137
Flagstar Mortgage Trust:
“A1” , Series 2021-9INV, 144A, 2.5%, 9/25/2041	1,940,657	1,662,582
“A5” , Series 2021-5INV, 144A, 2.5%, 7/25/2051	2,970,617	2,550,584
“A2” , Series 2021-6INV, 144A, 3.0%, 8/25/2051	3,623,416	3,025,128
Freddie Mac Structured Agency Credit Risk Debt Notes:
“M2” , Series 2019-DNA4, 144A, 30-day average SOFR + 2.064%, 7.134% (e), 10/25/2049	54,745	54,811
“M1B” , Series 2022-DNA2, 144A, 30-day average SOFR + 2.4%, 7.469% (e), 2/25/2042	1,000,000	1,002,500
Government National Mortgage Association:
“DI” , Series 2014-102, Interest Only, 3.5%, 7/16/2029	1,039,933	27,964
“HI” , Series 2015-77, Interest Only, 4.0%, 5/20/2045	837,665	160,163
GS Mortgage-Backed Securities Trust, “A2” , Series 2021-GR1, 144A, 2.5%, 11/25/2051	3,678,957	2,951,933
JPMorgan Mortgage Trust:
“A12” , Series 2022-3, 144A, 3.0%, 8/25/2052	2,212,319	2,040,734
“A3” , Series 2019-INV3, 144A, 3.5%, 5/25/2050	850,959	752,300
“A3” , Series 2020-INV1, 144A, 3.5%, 8/25/2050	260,514	229,384
“2A1” , Series 2006-A2, 4.123% (e), 4/25/2036	228,101	196,826
Mello Mortgage Capital Acceptance, “A3” , Series 2021-INV3, 144A, 2.5%, 10/25/2051	2,529,185	2,029,375
Merrill Lynch Mortgage Investors Trust, “2A” , Series 2003-A6, 4.299% (e), 10/25/2033	73,147	70,046
Total Collateralized Mortgage Obligations (Cost $31,530,744)		27,020,440
Government & Agency Obligations 15.4%
Sovereign Bonds 0.4%
Indonesia Government International Bond, 5.65%, 1/11/2053	230,000	240,930
United Mexican States, 3.5%, 2/12/2034	940,000	789,141
		1,030,071
U.S. Government Sponsored Agencies 0.6%
Federal Home Loan Mortgage Corp., 6.75%, 3/15/2031	1,500,000	1,745,536
U.S. Treasury Obligations 14.4%
U.S. Treasury Bonds:
2.0%, 11/15/2041	9,515,800	6,828,330
3.625%, 2/15/2053	6,831,700	6,371,628
U.S. Treasury Inflation-Indexed Note, 0.125%, 10/15/2026	3,166,144	2,968,043
The accompanying notes are an integral part of the financial statements.

22	|	DWS Total Return Bond Fund

	Principal Amount ($)(a)	Value ($)
U.S. Treasury Notes:
2.75%, 5/31/2029	7,882,600	7,313,267
3.5%, 2/15/2033	1,913,600	1,844,232
3.875%, 12/31/2027	1,279,400	1,259,909
4.0%, 12/15/2025	6,228,500	6,127,043
4.0%, 2/29/2028	1,396,200	1,383,656
4.0%, 2/28/2030	3,245,200	3,224,664
4.125%, 11/15/2032	3,303,100	3,341,292
		40,662,064
Total Government & Agency Obligations (Cost 46,308,298)		43,437,671
Short-Term U.S. Treasury Obligations 8.2%
U.S. Treasury Bills:
4.747% (f), 10/5/2023 (g)	1,000,000	990,506
4.906% (f), 10/26/2023	12,000,000	11,849,134
4.927% (f), 10/12/2023	10,000,000	9,894,550
5.063% (f), 10/5/2023 (g)	200,000	198,101
Total Short-Term U.S. Treasury Obligations (Cost $22,950,422)		22,932,291

	Shares	Value ($)
Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (h) (Cost $70,220)	315	12,361
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 5.18% (i) (j) (Cost $529,038)	529,038	529,038
Cash Equivalents 5.0%
DWS Central Cash Management Government Fund, 5.28% (i)	14,187,861	14,187,861
DWS ESG Liquidity Fund “Capital Shares” , 5.37% (i)	3,568	3,567
Total Cash Equivalents (Cost $14,191,429)		14,191,428

The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	23

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $340,228,369)	114.2	321,513,562
Other Assets and Liabilities, Net	(14.2)	(40,087,484)
Net Assets	100.0	281,426,078
A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2023 are as follows:
Value ($) at 1/31/2023	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 7/31/2023	Value ($) at 7/31/2023
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 5.18% (i) (j)
3,556,428	—	3,027,390 (k)	—	—	3,394	—	529,038	529,038
Cash Equivalents 5.0%
DWS Central Cash Management Government Fund, 5.28% (i)
10,984,028	85,339,166	82,135,333	—	—	269,298	—	14,187,861	14,187,861
DWS ESG Liquidity Fund “Capital Shares” , 5.37% (i)
3,480	88	—	—	(1)	88	—	3,568	3,567
14,543,936	85,339,254	85,162,723	—	(1)	272,780	—	14,720,467	14,720,466

*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at July 31, 2023 amounted to $513,820, which is 0.2% of net assets.

(c)	When-issued or delayed delivery securities included.
(d)	Perpetual, callable security with no stated maturity date.
(e)
Variable or floating rate security. These securities are shown at their current rate as of
July 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(f)	Annualized yield at time of purchase; not a coupon rate.
(g)	At July 31, 2023, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(h)	Investment was valued using significant unobservable inputs.
(i)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
The accompanying notes are an integral part of the financial statements.

24	|	DWS Total Return Bond Fund

(j)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(k)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2023.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the “interest only”  portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
UFJ: United Financial of Japan
LIBOR: London Interbank Offered Rate, a common benchmark rate previously used for certain floating rate securities, has been phased out as of the end of 2021 for most maturities and currencies. As of the end of June 2023, certain remaining widely used US Dollar LIBOR rates that were published for an additional period of time to assist with the transition were also phased out. The transition process from LIBOR to Secure Overnight Financing Rate (SOFR) for US Dollar LIBOR rates has become increasingly well defined, especially following the signing of the federal Adjustable Interest Rate Act in March 2022. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of the Fund’s investments.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At July 31, 2023, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	9/20/2023	5	568,740	557,031	(11,709)
Ultra Long U.S. Treasury Bond	USD	9/20/2023	145	19,461,716	19,171,719	(289,997)
Total unrealized depreciation						(301,706)
At July 31, 2023, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
2 Year U.S Treasury Note	USD	9/29/2023	23	4,729,792	4,669,719	60,073
3 Year U.S Treasury Note	USD	9/29/2023	31	6,531,478	6,441,703	89,775
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	25

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
5 Year U.S. Treasury Note	USD	9/29/2023	101	10,974,918	10,788,852	186,066
Ultra 10 Year U.S. Treasury Note	USD	9/20/2023	88	10,331,926	10,294,625	37,301
Total unrealized appreciation						373,215

At July 31, 2023, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	2,654,777	USD	2,934,947	8/3/2023	15,603	Barclays Bank PLC
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

26	|	DWS Total Return Bond Fund

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$123,070,158	$—	$123,070,158
Mortgage-Backed Securities Pass-Throughs	—	53,264,007	—	53,264,007
Asset-Backed (a)	—	25,844,737	—	25,844,737
Commercial Mortgage-Backed Securities	—	11,211,431	—	11,211,431
Collateralized Mortgage Obligations	—	27,020,440	—	27,020,440
Government & Agency Obligations (a)	—	43,437,671	—	43,437,671
Short-Term U.S. Treasury Obligations	—	22,932,291	—	22,932,291
Warrants	—	—	12,361	12,361
Short-Term Investments (a)	14,720,466	—	—	14,720,466
Derivatives (b)
Futures Contracts	373,215	—	—	373,215
Forward Foreign Currency Contracts	—	15,603	—	15,603
Total	$15,093,681	$306,796,338	$12,361	$321,902,380

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(301,706)	$—	$—	$(301,706)
Total	$(301,706)	$—	$—	$(301,706)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	27

Statement of Assets and Liabilities
as of July 31, 2023 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $325,507,902) — including $513,820 of securities loaned	$306,793,096
Investment in DWS Government & Agency Securities Portfolio (cost $529,038)*	529,038
Investment in affiliated securities, at value (cost $14,191,429)	14,191,428
Cash	666,514
Foreign currency, at value (cost $185,508)	184,625
Cash held as collateral for forward commitments	189,000
Receivable for investments sold	952,885
Receivable for Fund shares sold	32,993
Interest receivable	2,178,468
Receivable for variation margin on futures contracts	25,444
Unrealized appreciation on forward foreign currency contracts	15,603
Other assets	46,149
Total assets	325,805,243
Liabilities
Payable upon return of securities loaned	529,038
Payable for investments purchased	1,825,320
Payable for investments purchased — when-issued/delayed delivery securities/forward commitments	41,036,801
Payable for Fund shares redeemed	476,759
Payable upon return of collateral for forward commitments	189,000
Accrued management fee	42,185
Accrued Trustees' fees	3,940
Other accrued expenses and payables	276,122
Total liabilities	44,379,165
Net assets, at value	$281,426,078
Net Assets Consist of
Distributable earnings (loss)	(109,316,560)
Paid-in capital	390,742,638
Net assets, at value	$281,426,078
*
Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.

28	|	DWS Total Return Bond Fund

Statement of Assets and Liabilities as of July 31, 2023 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($152,957,986 ÷ 16,470,766 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.29
Maximum offering price per share (100 ÷ 97.25 of $9.29)	$9.55
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($2,034,638 ÷ 218,850 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.30
Class R
Net Asset Value, offering and redemption price per share ($179,249 ÷ 19,300 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.29
Class R6
Net Asset Value, offering and redemption price per share ($48,752 ÷ 5,273 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.25
Class S
Net Asset Value, offering and redemption price per share ($99,831,964 ÷ 10,750,100 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.29
Institutional Class
Net Asset Value, offering and redemption price per share ($26,373,489 ÷ 2,849,371 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.26
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	29

Statement of Operations
for the six months ended July 31, 2023 (Unaudited)

Investment Income
Income:
Interest	$6,076,565
Income distributions from affiliated securities	269,386
Securities lending income, net of borrower rebates	3,394
Total income	6,349,345
Expenses:
Management fee	573,691
Administration fee	139,120
Services to shareholders	249,180
Distribution and service fees	196,295
Custodian fee	5,495
Professional fees	63,999
Reports to shareholders	29,334
Registration fees	41,419
Trustees' fees and expenses	6,933
Other	11,520
Total expenses before expense reductions	1,316,986
Expense reductions	(320,573)
Total expenses after expense reductions	996,413
Net investment income	5,352,932
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(9,259,369)
Futures	(478,916)
Forward foreign currency contracts	(514,356)
Foreign currency	17,262
Payments by affiliates (see Note G)	1,651
(10,233,728)
Change in net unrealized appreciation (depreciation) on:
Affiliated investments	(1)
Non-affiliated investments	52,269
Futures	(229,852)
Forward foreign currency contracts	304,855
Foreign currency	(16,326)
110,945
Net gain (loss)	(10,122,783)
Net increase (decrease) in net assets resulting from operations	$(4,769,851)
The accompanying notes are an integral part of the financial statements.

30	|	DWS Total Return Bond Fund

Statements of Changes in Net Assets
	Six Months Ended July 31, 2023	Year Ended January 31,
Increase (Decrease) in Net Assets	(Unaudited)	2023
Operations:
Net investment income	$5,352,932	$8,951,832
Net realized gain (loss)	(10,233,728)	(32,870,241)
Change in net unrealized appreciation (depreciation)	110,945	(11,626,769)
Net increase (decrease) in net assets resulting from operations	(4,769,851)	(35,545,178)
Distributions to shareholders:
Class A	(2,802,680)	(4,837,649)
Class C	(31,985)	(81,428)
Class R	(2,947)	(4,048)
Class R6	(919)	(1,425)
Class S	(1,952,623)	(3,386,115)
Institutional Class	(485,619)	(802,326)
Total distributions	(5,276,773)	(9,112,991)
Fund share transactions:
Proceeds from shares sold	11,768,498	25,159,407
Reinvestment of distributions	4,892,496	8,449,903
Payments for shares redeemed	(29,447,387)	(67,176,082)
Net increase (decrease) in net assets from Fund share transactions	(12,786,393)	(33,566,772)
Increase (decrease) in net assets	(22,833,017)	(78,224,941)
Net assets at beginning of period	304,259,095	382,484,036
Net assets at end of period	$281,426,078	$304,259,095

The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	31

Financial Highlights
DWS Total Return Bond Fund — Class A
	Six Months Ended 7/31/23	Years Ended January 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$9.61	$10.91	$11.43	$11.05	$10.36	$10.76
Income (loss) from investment operations:
Net investment income[a]	.17	.26	.24	.24	.28	.34
Net realized and unrealized gain (loss)	(.32 )	(1.29)	(.51 )	.38	.76	(.38 )
Total from investment operations	(.15 )	(1.03)	(.27 )	.62	1.04	(.04 )
Less distributions from:
Net investment income	(.17 )	(.27 )	(.25 )	(.24 )	(.35 )	(.36 )
Net asset value, end of period	$9.29	$9.61	$10.91	$11.43	$11.05	$10.36
Total Return (%)[b,c]	(1.59)*	(9.45)	(2.40)	5.63	10.16	(.26 )
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	153	165	209	242	240	90
Ratio of expenses before expense reductions (%)	1.02 **	1.00	.97	.96	.98	1.05
Ratio of expenses after expense reductions (%)	.80 **	.80	.83	.84	.84	.84
Ratio of net investment income (%)	3.63 **	2.68	2.14	2.13	2.55	3.24
Portfolio turnover rate (%)	124 *	228	182	143	211	187

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

32	|	DWS Total Return Bond Fund

DWS Total Return Bond Fund — Class C
	Six Months Ended 7/31/23	Years Ended January 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$9.62	$10.93	$11.44	$11.06	$10.36	$10.76
Income (loss) from investment operations:
Net investment income[a]	.13	.18	.16	.16	.18	.26
Net realized and unrealized gain (loss)	(.32 )	(1.29)	(.50 )	.37	.79	(.37 )
Total from investment operations	(.19 )	(1.11)	(.34 )	.53	.97	(.11 )
Less distributions from:
Net investment income	(.13 )	(.20 )	(.17 )	(.15 )	(.27 )	(.29 )
Net asset value, end of period	$9.30	$9.62	$10.93	$11.44	$11.06	$10.36
Total Return (%)[b,c]	(1.95)*	(10.20)	(3.04)	4.84	9.43	(1.01)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	3	6	13	19	3
Ratio of expenses before expense reductions (%)	1.85 **	1.77	1.71	1.71	1.70	1.80
Ratio of expenses after expense reductions (%)	1.55 **	1.55	1.58	1.59	1.59	1.59
Ratio of net investment income (%)	2.87 **	1.81	1.42	1.39	1.69	2.46
Portfolio turnover rate (%)	124 *	228	182	143	211	187

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	33

DWS Total Return Bond Fund — Class R
	Six Months Ended 7/31/23	Years Ended January 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$9.61	$10.91	$11.43	$11.05	$10.36	$10.76
Income (loss) from investment operations:
Net investment income[a]	.16	.23	.22	.21	.26	.31
Net realized and unrealized gain (loss)	(.32 )	(1.29)	(.52 )	.38	.75	(.37 )
Total from investment operations	(.16 )	(1.06)	(.30 )	.59	1.01	(.06 )
Less distributions from:
Net investment income	(.16 )	(.24 )	(.22 )	(.21 )	(.32 )	(.34 )
Net asset value, end of period	$9.29	$9.61	$10.91	$11.43	$11.05	$10.36
Total Return (%)[b]	(1.71)*	(9.68)	(2.65)	5.37	9.88	(.51 )
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	179	178	193	292	292	259
Ratio of expenses before expense reductions (%)	1.38 **	1.41	1.38	1.37	1.36	1.42
Ratio of expenses after expense reductions (%)	1.05 **	1.05	1.08	1.09	1.09	1.09
Ratio of net investment income (%)	3.38 **	2.38	1.91	1.88	2.44	2.98
Portfolio turnover rate (%)	124 *	228	182	143	211	187

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

34	|	DWS Total Return Bond Fund

DWS Total Return Bond Fund — Class R6
	Six Months Ended 7/31/23	Years Ended January 31,			Period Ended
	(Unaudited)	2023	2022	2021	1/31/20[a]
Selected Per Share Data
Net asset value, beginning of period	$9.56	$10.86	$11.38	$11.01	$10.86
Income (loss) from investment operations:
Net investment income[b]	.18	.29	.27	.26	.14
Net realized and unrealized gain (loss)	(.31 )	(1.30)	(.51 )	.37	.17
Total from investment operations	(.13 )	(1.01)	(.24 )	.63	.31
Less distributions from:
Net investment income	(.18 )	(.29 )	(.28 )	(.26 )	(.16 )
Net asset value, end of period	$9.25	$9.56	$10.86	$11.38	$11.01
Total Return (%)[c]	(1.48)*	(9.27)	(2.18)	5.82	2.91 *
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	49	48	51	51	72
Ratio of expenses before expense reductions (%)	.82 **	.82	.74	.64	.75 **
Ratio of expenses after expense reductions (%)	.55 **	.55	.58	.59	.59 **
Ratio of net investment income (%)	3.88 **	2.97	2.39	2.34	2.61 **
Portfolio turnover rate (%)	124 *	228	182	143	211 [d]

[a]	For the period from August 1, 2019 (commencement of operations) to January 31, 2020.
[b]	Based on average shares outstanding during the period.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Represents the Fund’s portfolio turnover rate for the year ended January 31, 2020.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	35

DWS Total Return Bond Fund — Class S
	Six Months Ended 7/31/23	Years Ended January 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$9.61	$10.91	$11.43	$11.05	$10.36	$10.76
Income (loss) from investment operations:
Net investment income[a]	.18	.29	.27	.27	.31	.36
Net realized and unrealized gain (loss)	(.32 )	(1.30)	(.51 )	.37	.75	(.37 )
Total from investment operations	(.14 )	(1.01)	(.24 )	.64	1.06	(.01 )
Less distributions from:
Net investment income	(.18 )	(.29 )	(.28 )	(.26 )	(.37 )	(.39 )
Net asset value, end of period	$9.29	$9.61	$10.91	$11.43	$11.05	$10.36
Total Return (%)[b]	(1.46)*	(9.22)	(2.16)	5.90	10.43	(.01 )
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	100	106	134	154	161	132
Ratio of expenses before expense reductions (%)	.78 **	.76	.72	.72	.74	.76
Ratio of expenses after expense reductions (%)	.55 **	.55	.58	.59	.59	.59
Ratio of net investment income (%)	3.88 **	2.93	2.39	2.38	2.92	3.49
Portfolio turnover rate (%)	124 *	228	182	143	211	187

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

36	|	DWS Total Return Bond Fund

DWS Total Return Bond Fund — Institutional Class
	Six Months Ended 7/31/23	Years Ended January 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$9.58	$10.88	$11.39	$11.01	$10.31	$10.71
Income (loss) from investment operations:
Net investment income[a]	.18	.28	.27	.27	.31	.36
Net realized and unrealized gain (loss)	(.32 )	(1.29)	(.50 )	.37	.76	(.37 )
Total from investment operations	(.14 )	(1.01)	(.23 )	.64	1.07	(.01 )
Less distributions from:
Net investment income	(.18 )	(.29 )	(.28 )	(.26 )	(.37 )	(.39 )
Net asset value, end of period	$9.26	$9.58	$10.88	$11.39	$11.01	$10.31
Total Return (%)[b]	(1.37)*	(9.35)	(2.08)	5.91	10.57	(.03 )
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	26	30	33	38	88	73
Ratio of expenses before expense reductions (%)	.73 **	.70	.70	.69	.69	.71
Ratio of expenses after expense reductions (%)	.55 **	.55	.58	.59	.59	.59
Ratio of net investment income (%)	3.88 **	2.91	2.39	2.40	2.92	3.49
Portfolio turnover rate (%)	124 *	228	182	143	211	187

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	37

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Total Return Bond Fund (the “Fund” ) is a diversified series of Deutsche DWS Portfolio Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

38	|	DWS Total Return Bond Fund

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size

DWS Total Return Bond Fund	|	39

of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Securities Lending. Prior to March 27, 2023, Deutsche Bank AG served as securities lending agent for the Fund. Effective March 27, 2023, National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended  July 31, 2023, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.07% annualized effective rate as of July 31, 2023) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of

40	|	DWS Total Return Bond Fund

the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of July 31, 2023, the Fund had securities on loan, which were classified as corporate bonds in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
When-Issued/Delayed Delivery Securities/Forward Commitments. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. Additionally, the Fund or the counterparty may be required to post securities and/or cash collateral in accordance with the terms of the commitment.
Certain risks may arise upon entering into when-issued or delayed delivery or forward commitment transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Such transactions may also have the effect of leverage on the Fund and may cause the Fund to be more volatile. Additionally, losses may arise due to changes in the value of the underlying securities.

DWS Total Return Bond Fund	|	41

Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated, a portion of which may be recoverable. Based upon current interpretation of tax rules and regulations, estimated tax liabilities and recoveries on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
At January 31, 2023, the Fund had net tax basis capital loss carryforwards of approximately $81,130,000, including short-term losses ($43,079,000) and long-term losses ($38,051,000), which may be applied against realized net taxable capital gains indefinitely. Capital Loss Carryforwards from this Fund may be subject to certain limitations under Section 382–384 of the Internal Revenue Code.
At July 31, 2023, the aggregate cost of investments for federal income tax purposes was $341,014,481. The net unrealized depreciation for all investments based on tax cost was $19,500,919. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $904,273 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $20,405,192.
The Fund has reviewed the tax positions for the open tax years as of January 31, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, investments in derivatives, premium amortization on debt securities and additional income recognition on debt securities classified as equity. As a result, net

42	|	DWS Total Return Bond Fund

investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis, net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for financial reporting purposes.
B.
Derivative Instruments
Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended July 31, 2023, the Fund entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk

DWS Total Return Bond Fund	|	43

is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of July 31, 2023, is included in a table following the Fund’s Investment Portfolio. For the six months ended July 31, 2023, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $19,729,000 to $22,255,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $32,195,000 to $63,403,000.
Forward Foreign Currency Contracts. A forward foreign currency contract (“forward currency contract” ) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended July 31, 2023, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities. The Fund also entered into forward currency contracts for non-hedging purposes to seek to enhance potential gains.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
A summary of the open forward currency contracts as of July 31, 2023, is included in the table following the Fund’s Investment Portfolio. For the six months ended July 31, 2023, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $2,935,000 to $11,741,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $9,018,000.

44	|	DWS Total Return Bond Fund

The following tables summarize the value of the Fund’s derivative instruments held as of July 31, 2023 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Assets Derivative	Forward Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$—	$373,215	$373,215
Foreign Exchange Contracts (b)	15,603	—	15,603
	$15,603	$373,215	$388,818
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a)	Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.
(b)	Unrealized appreciation on forward foreign currency contracts

Liability Derivative	Futures Contracts
Interest Rate Contracts (a)	$(301,706)
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended July 31, 2023 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$—	$(478,916)	$(478,916)
Foreign Exchange Contracts (a)	(514,356)	—	(514,356)
	$(514,356)	$(478,916)	$(993,272)
Each of the above derivatives is located in the following Statement of Operations accounts:

(a)	Net realized gain (loss) from forward foreign currency contracts and futures, respectively

DWS Total Return Bond Fund	|	45

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$—	$(229,852)	$(229,852)
Foreign Exchange Contracts (a)	304,855	—	304,855
	$304,855	$(229,852)	$75,003
Each of the above derivatives is located in the following Statement of Operations accounts:

(a)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts and futures, respectively
As of July 31, 2023, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following table:
Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Barclays Bank PLC	$15,603	$—	$—	$15,603
C.
Purchases and Sales of Securities
During the six months ended July 31, 2023, purchases and sales of investment securities, excluding short-term investments, were as follows:
	Purchases	Sales
Non-U.S. Treasury Obligations	$316,965,612	$339,178,326
U.S. Treasury Obligations	$60,719,562	$74,364,262
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH &

46	|	DWS Total Return Bond Fund

Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $1.5 billion of the Fund’s average daily net assets	.400%
Next $1.75 billion of such net assets	.385%
Next $1.75 billion of such net assets	.370%
Next $2.5 billion of such net assets	.355%
Next $2.5 billion of such net assets	.345%
Next $2.5 billion of such net assets	.325%
Over $12.5 billion of such net assets	.315%
Accordingly, for the six months ended July 31, 2023, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.40% of the Fund’s average daily net assets.
For the period from February 1, 2023 through May 31, 2024, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.80%
Class C	1.55%
Class R	1.05%
Class R6	.55%
Class S	.55%
Institutional Class	.55%

DWS Total Return Bond Fund	|	47

For the six months ended July 31, 2023, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$175,484
Class C	3,412
Class R	294
Class R6	65
Class S	118,057
Institutional Class	23,261
$320,573
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended July 31, 2023, the Administration Fee was $139,120, of which $23,265 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended July 31, 2023, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at July 31, 2023
Class A	$46,875	$15,702
Class C	1,025	334
Class R	57	19
Class R6	47	20
Class S	48,502	16,431
Institutional Class	511	157
	$97,017	$32,663
In addition, for the six months ended July 31, 2023, the amounts charged to the Fund for recordkeeping and other administrative services provided

48	|	DWS Total Return Bond Fund

by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$78,778
Class C	1,625
Class R	169
Class S	29,863
Institutional Class	12,692
$123,127
Distribution and Service Fees.  Under the Fund’s Class C and R 12b-1 Plans, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C and R shares. For the six months ended July 31, 2023, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at July 31, 2023
Class C	$8,580	$1,307
Class R	220	43
	$8,800	$1,350
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A, C and R shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended July 31, 2023, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at July 31, 2023	Annualized Rate
Class A	$184,546	$75,738.24%
Class C	2,729	1,559.24%
Class R	220	131.25%
	$187,495	$77,428
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended July 31, 2023 aggregated $1,325.

DWS Total Return Bond Fund	|	49

In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended July 31, 2023, there was no CDSC for Class C Shares. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended July 31, 2023, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $789, of which $170 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
Securities Lending Agent Fees. Prior to March 27, 2023, Deutsche Bank AG served as securities lending agent for the Fund. For the six months ended July 31, 2023, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $234.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of

50	|	DWS Total Return Bond Fund

the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at July 31, 2023.
F.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended July 31, 2023		Year Ended January 31, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	272,844	$2,562,009	678,830	$6,598,299
Class C	7,094	66,669	33,258	320,386
Class R	545	5,129	7,566	72,511
Class R6	120	1,125	213	2,080
Class S	263,580	2,478,886	508,125	4,979,905
Institutional Class	709,395	6,654,680	1,397,538	13,186,226
		$11,768,498		$25,159,407
Shares issued to shareholders in reinvestment of distributions
Class A	277,690	$2,594,419	461,759	$4,483,263
Class C	3,415	31,950	8,317	81,347
Class R	315	2,947	416	4,048
Class R6	99	919	148	1,425
Class S	190,497	1,779,744	317,496	3,083,474
Institutional Class	51,847	482,517	82,219	796,346
		$4,892,496		$8,449,903
Shares redeemed
Class A	(1,288,199)	$(12,082,475)	(3,048,902)	$(29,830,786)
Class C	(76,350)	(718,749)	(331,403)	(3,221,911)
Class R	(44)	(419)	(7,146)	(65,862)
Class R6	(9)	(89)	(18)	(182)
Class S	(765,732)	(7,174,622)	(2,074,038)	(20,344,243)
Institutional Class	(1,014,212)	(9,471,033)	(1,409,814)	(13,713,098)
		$(29,447,387)		$(67,176,082)

DWS Total Return Bond Fund	|	51

	Six Months Ended July 31, 2023		Year Ended January 31, 2023
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
Class A	(737,665)	$(6,926,047)	(1,908,313)	$(18,749,224)
Class C	(65,841)	(620,130)	(289,828)	(2,820,178)
Class R	816	7,657	836	10,697
Class R6	210	1,955	343	3,323
Class S	(311,655)	(2,915,992)	(1,248,417)	(12,280,864)
Institutional Class	(252,970)	(2,333,836)	69,943	269,474
		$(12,786,393)		$(33,566,772)
G.
Payments by Affiliates
During the six months ended July 31, 2023, the Advisor agreed to reimburse the Fund $1,651 for losses incurred on trades executed incorrectly. The amount reimbursed was less than 0.01% of the Fund’s average net assets, thus having no impact on the Fund’s total return.

52	|	DWS Total Return Bond Fund

Other Information (Unaudited)
Regulatory Update — Tailored Shareholder Report
Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF” ) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging”  shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Fund’s current shareholder reports, including the Fund’s investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index”  that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Fund’s current shareholder reports.

DWS Total Return Bond Fund	|	53

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (February 1, 2023 to July 31, 2023).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

54	|	DWS Total Return Bond Fund

Expenses and Value of a $1,000 Investment
for the six months ended July 31, 2023 (Unaudited)

Actual Fund Return	Class A	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 2/1/23	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 7/31/23	$984.10	$980.50	$982.90	$985.20	$985.40	$986.30
Expenses Paid per $1,000*	$3.94	$7.61	$5.16	$2.71	$2.71	$2.71
Hypothetical 5% Fund Return	Class A	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 2/1/23	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 7/31/23	$1,020.83	$1,017.11	$1,019.59	$1,022.07	$1,022.07	$1,022.07
Expenses Paid per $1,000*	$4.01	$7.75	$5.26	$2.76	$2.76	$2.76

*
Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class R	Class R6	Class S	Institutional Class
DWS Total Return Bond Fund	.80%	1.55%	1.05%	.55%	.55%	.55%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

DWS Total Return Bond Fund	|	55

Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule” ) under the Investment Company Act of 1940 (the “1940 Act” ), your Fund has adopted a liquidity risk management program (the “Program” ), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA” ) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee” ) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by the Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2023, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report” ) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2021 through November 30, 2022 (the “Reporting Period” ). During the Reporting Period, your Fund was predominately invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum”  as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.

56	|	DWS Total Return Bond Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Total Return Bond Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2022.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s

DWS Total Return Bond Fund	|	57

shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2021, the Fund’s performance (Class A shares) was in the 2nd quartile, 1st quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-, three- and five-year periods ended December 31, 2021.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds

58	|	DWS Total Return Bond Fund

(1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2021). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2021, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered fund (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group manages a DWS Europe Fund comparable to the Fund, but does not manage any comparable institutional accounts. The Board took note of the differences in services provided to DWS Funds as compared to DWS Europe Funds and that such differences made comparison difficult.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available

DWS Total Return Bond Fund	|	59

information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

60	|	DWS Total Return Bond Fund

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site —
dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site
— sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at
(800) 728-3337.

Portfolio Holdings
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com and is available free of charge by contacting your financial intermediary or, if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time.
Please see the Fund’s current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

DWS Total Return Bond Fund	|	61

Investment Management
DWS Investment Management Americas, Inc. (“DIMA”  or the
“Advisor”  ), which is part of the DWS Group GmbH & Co. KGaA
(“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing
mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	SZIAX	SZICX	SCSBX	SZIIX
CUSIP Number	25157W 107	25157W 305	25157W 404	25157W 503
Fund Number	463	763	2063	1463

For shareholders of Class R and Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337
24-hour access to your retirement plan account.
Web Site	dws.com
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.
For More Information	(800) 728-3337
To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

	Class R	Class R6
Nasdaq Symbol	SZIRX	SZIWX
CUSIP Number	25157W 842	25157W 834
Fund Number	1563	1663

62	|	DWS Total Return Bond Fund

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
DTRBF-3
(R-023512-13 9/23)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Total Return Bond Fund, a series of Deutsche DWS Portfolio Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	9/29/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	9/29/2023

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	9/29/2023